COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

		Shares	Value
CLOSED-END FUNDS	84.4%
COMMODITY FUNDS	11.5%
DIVERSIFIED COMMODITY FUNDS	5.7%
Adams Natural Resources Fund, Inc.		155,985	$3,606,373
BlackRock Energy and Resources Trust		69,780	914,816
PIMCO Energy & Tactical Credit Opportunities Fund		581,173	11,524,660

			16,045,849

SINGLE COMMODITY FUNDS	5.8%
Sprott Physical Gold and Silver Trust (Canada)(a)		432,497	7,490,848
Sprott Physical Gold Trust (Canada)(a)		419,155	6,002,300
Sprott Physical Platinum & Palladium Trust (Canada)(a)		61,774	665,306
Sprott Physical Silver Trust (Canada)(a)		260,145	1,971,899

			16,130,353

TOTAL COMMODITY FUNDS			32,176,202

EQUITY FUNDS	43.9%
GLOBAL EQUITY FUNDS	1.3%
Aberdeen Total Dynamic Dividend Fund		467,976	3,537,899

GLOBAL HYBRID FUNDS	10.5%
BlackRock Capital Allocation Term Trust		499,567	7,238,726
BlackRock ESG Capital Allocation Term Trust		709,890	10,499,273
Calamos Long/Short Equity & Dynamic Income Trust		95,000	1,405,050
Guggenheim Active Allocation Fund		579,300	7,820,550
Thornburg Income Builder Opportunities Trust		171,235	2,500,031

			29,463,630

MLP FUNDS	3.9%
First Trust Energy Income and Growth Fund		176,925	2,326,564
First Trust Energy Infrastructure Fund		214,041	3,240,581
First Trust MLP and Energy Income Fund		366,575	2,899,608
First Trust New Opportunities MLP & Energy Fund		245,800	1,538,708
Neuberger Berman Energy Infrastructure & Income Fund, Inc.		144,450	993,816

			10,999,277

OPTION INCOME FUNDS	5.4%
Eaton Vance Enhanced Equity Income Fund II		87,016	1,494,935
Eaton Vance Risk-Managed Diversified Equity Income Fund		362,446	2,783,585
Eaton Vance Tax-Managed Buy-Write Opportunities Fund		114,431	1,369,739
Eaton Vance Tax-Managed Diversified Equity Income Fund		185,617	2,142,020

		Shares	Value
Eaton Vance Tax-Managed Global Diversified Equity Income Fund		784,977	$5,785,281
Voya Global Equity Dividend and Premium Opportunity Fund		325,919	1,597,003

			15,172,563

REAL ESTATE, INCLUDING REITS FUNDS	0.9%
Nuveen Real Asset Income and Growth Fund		180,558	1,917,526
Nuveen Real Estate Income Fund		90,300	605,010

			2,522,536

US GENERAL EQUITY FUNDS	18.9%
Adams Diversified Equity Fund, Inc.		1,056,068	17,572,971
Eaton Vance Tax-Advantaged Dividend Income Fund		118,033	2,499,939
Eaton Vance Tax-Advantaged Global Dividend Income Fund		137,868	2,120,410
Gabelli Dividend & Income Trust/The		524,886	10,203,784
Gabelli Equity Trust, Inc./The		468,640	2,404,123
General American Investors Co., Inc.		141,476	5,820,323
Nuveen Core Equity Alpha Fund		224,885	2,795,321
Royce Micro-Cap Trust, Inc.		50,884	421,319
Royce Value Trust, Inc.		211,821	2,726,136
SRH Total Return Fund, Inc.		486,158	6,310,331

			52,874,657

US HYBRID FUNDS	0.4%
Virtus Equity & Convertible Income Fund		56,127	1,116,366

US SECTOR EQUITY FUNDS	1.1%
BlackRock Health Sciences Term Trust		16,006	230,646
Tekla Healthcare Investors		99,573	1,548,360
Tekla Healthcare Opportunities Fund		46,845	795,428
Tekla Life Sciences Investors		47,340	590,330

			3,164,764

UTILITIES FUNDS	1.5%
DNP Select Income Fund, Inc.		77,894	741,551
Duff & Phelps Utility & Infrastructure Fund, Inc.		178,271	1,536,696
MainStay CBRE Global Infrastructure Megatrends Fund		159,391	1,877,626

			4,155,873

TOTAL EQUITY FUNDS			123,007,565

		Shares	Value
FIXED INCOME FUNDS	22.0%
BANK LOAN FUNDS	4.5%
Apollo Tactical Income Fund, Inc.		44,290	$592,157
Ares Dynamic Credit Allocation Fund, Inc.		139,481	1,799,305
BlackRock Floating Rate Income Trust Fund, Inc.		108,470	1,308,148
Blackstone Long-Short Credit Income Fund		169,996	1,980,454
Eaton Vance Floating-Rate Income Trust		198,496	2,443,486
Eaton Vance Senior Floating-Rate Trust		233,258	2,824,754
Invesco Senior Income Trust		395,861	1,551,775

			12,500,079

GLOBAL INCOME FUNDS	11.0%
MFS Multimarket Income Trust		219,209	933,830
PIMCO Access Income Fund		507,500	7,044,100
PIMCO Dynamic Income Fund		643,281	11,115,896
PIMCO Dynamic Income Opportunities Fund		747,958	8,885,741
Western Asset Diversified Income Fund		219,090	2,900,752

			30,880,319

HIGH YIELD BOND FUNDS	1.0%
Barings Global Short Duration High Yield Fund, Class SH		91,674	1,164,260
PGIM Global High Yield Fund, Inc.		159,752	1,722,126

			2,886,386

PREFERRED STOCK FUNDS	2.8%
First Trust Intermediate Duration Preferred & Income Fund		55,821	831,733
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.		54,100	907,257
Flaherty & Crumrine Preferred and Income Securities Fund, Inc.		114,755	1,488,372
John Hancock Premium Dividend Fund		241,061	2,319,007
Nuveen Preferred & Income Opportunities Fund		190,359	1,204,972
Nuveen Preferred & Income Securities Fund		161,933	999,127

			7,750,468

US HIGH YIELD BOND FUNDS	2.2%
Allspring Income Opportunities		188,646	1,150,741
BlackRock Debt Strategies Fund, Inc.		105,664	1,085,169
KKR Income Opportunities Fund		53,342	637,970
PGIM High Yield Bond Fund, Inc.		150,895	1,777,543

		Shares	Value
PGIM Short Duration High Yield Opportunities Fund		114,450	$1,658,381

			6,309,804

US MULTI SECTOR BOND FUNDS	0.5%
Guggenheim Strategic Opportunities Fund		89,765	1,327,624

TOTAL FIXED INCOME FUNDS			61,654,680

MUNICIPAL FUNDS	7.0%
DIVERSIFIED MUNICIPAL BOND FUNDS	5.3%
BlackRock MuniHoldings Fund, Inc.		30,447	313,909
BlackRock MuniVest Fund, Inc.		111,438	675,314
BlackRock MuniYield Fund, Inc.		28,315	259,932
BlackRock MuniYield Quality Fund III, Inc.		156,757	1,497,029
BlackRock MuniYield Quality Fund, Inc.		77,385	791,649
Eaton Vance Municipal Income 2028 Term Trust		45,008	763,336
Neuberger Berman Municipal Fund, Inc.		206,982	1,906,304
Nuveen AMT-Free Quality Municipal Income Fund		214,711	2,078,402
Nuveen Municipal Value Fund, Inc.		497,880	4,112,489
Nuveen Quality Municipal Income Fund		203,123	2,059,667
Putnam Municipal Opportunities Trust		37,923	348,892

			14,806,923

HIGH YIELD MUNICIPAL BOND FUNDS	1.7%
Nuveen AMT-Free Municipal Credit Income Fund		217,778	2,245,291
Nuveen Municipal Credit Income Fund		263,060	2,743,716

			4,989,007

TOTAL MUNICIPAL FUNDS			19,795,930

TOTAL CLOSED-END FUNDS (Identified cost—$258,775,806)			236,634,377

EXCHANGE-TRADED FUNDS	12.7%
COMMODITY FUNDS—SINGLE COMMODITY FUNDS	1.1%
SPDR Gold Shares(a)		18,675	3,201,829

EQUITY FUNDS	11.6%
REAL ESTATE, INCLUDING REITS FUNDS	1.0%
Vanguard Real Estate ETF		36,303	2,746,685

US GENERAL EQUITY FUNDS	10.0%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF		76,926	3,237,046
Invesco S&P 500 Equal Weight ETF		46,023	6,520,999

		Shares	Value
iShares Russell 1000 Value ETF		33,163	$5,034,807
iShares Russell 2000 ETF		11,467	2,026,678
iShares Russell 2000 Value ETF		8,400	1,138,620
Pacer U.S. Cash Cows 100 ETF		25,102	1,240,792
SPDR S&P 500 ETF Trust		8,047	3,439,931
Vanguard S&P 500 ETF		13,632	5,353,286

			27,992,159

US SECTOR EQUITY FUNDS	0.6%
iShares Biotechnology ETF		6,773	828,270
VanEck Pharmaceutical ETF		11,748	938,195

			1,766,465

TOTAL EQUITY FUNDS			32,505,309

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$35,021,869)			35,707,138

COMMON STOCK	1.3%
Berkshire Hathaway, Inc., Class B(a)		10,507	3,680,602

TOTAL COMMON STOCK (Identified cost—$2,844,239)			3,680,602

INTERVAL FUNDS—FIXED INCOME FUNDS—BANK LOAN FUNDS	0.5%
Invesco Dynamic Credit Opportunity Fund, Class AX(b)		110,440	1,244,656

TOTAL INTERVAL FUNDS (Identified cost—$1,243,861)			1,244,656

SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET FUNDS
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(c)		669,326	669,326

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$669,326)			669,326

		Value
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$298,555,101)	99.1%	$277,936,099
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	2,495,415

NET ASSETS (Equivalent to $10.20 per share based on 27,502,267 shares of common stock outstanding)	100.0%	$280,431,514

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Investment valued using NAV as the practical expedient and has been excluded from the fair value hierarchy. The investment fund provides liquidity through quarterly repurchase offers.
(c)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds and closed-end interval funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Closed-End Funds	$236,634,377	$—	$—	$236,634,377
Exchange-Traded Funds	35,707,138	—	—	35,707,138
Common Stock	3,680,602	—	—	3,680,602
Short-Term Investments	—	669,326	—	669,326

Subtotal(a)	276,022,117	669,326	—	276,691,443

Investments Valued at NAV(b)	—	—	—	1,244,656

Total Investments in Securities(a)	$276,022,117	$669,326	$—	$277,936,099

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

As of September 30, 2023, one of the Fund’s investments was valued using NAV per unit as a practical expedient and has been excluded from the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented within the Schedule of Investments.